Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Total cash outflow for leases	¥ 713	¥ 794	¥ 660